Investment Strategy - VanEck Alternative Asset Manager ETF	Jun. 04, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Alternative Asset Managers Index is comprised of equity securities of companies in the alternative asset management industry. Alternative asset management companies are those with a significant portion of their revenue or operating assets from private equity and other alternative asset investing such as: private debt (commonly referred to as private credit), venture capital, buy-outs, private real estate, and private infrastructure. To be initially eligible to for inclusion in the Alternative Asset Managers Index, companies must derive at least 75% of their revenue or operating assets from alternative asset investing.
Alternative asset management companies may include small, medium- and large-capitalization companies which must be domiciled and listed in the U.S., Canadian and developed European markets, as further described in the section titled “MarketVector Alternative Asset Managers Index”. The Fund may invest in depositary receipts and securities denominated in foreign currencies. As of April 30, 2025, the Alternative Asset Managers Index included 20 securities of companies with a market capitalization range of between approximately $1.3 billion and $101.5 billion and a weighted average market capitalization of $52.6 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Alternative Asset Managers Index is published by MarketVector Indexes GmbH (the “Index provider”) which is a wholly owned subsidiary of the Adviser. The Alternative Asset Managers Index is reconstituted semiannually and rebalanced quarterly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Alternative Asset Managers Index by investing in a portfolio of securities that generally tracks the Alternative Asset Managers Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Alternative Asset Managers Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Alternative Asset Managers Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Alternative Asset Managers Index concentrates in an industry or group of industries. As of April 30, 2025, the financials sector represented a significant portion of the Alternative Asset Managers Index.

Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Alternative Asset Managers Index concentrates in an industry or group of industries. As of April 30, 2025, the financials sector represented a significant portion of the Alternative Asset Managers Index.